Segment Information - Additional information (Detail)	12 Months Ended
	Dec. 31, 2011 Facility	Mar. 31, 2012 Facility
Segment Reporting Information [Line Items]
Number of corrugated packaging box plants	5	5
Consolidated trade sales or assets concentration percentage	10.00%